Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations
The Consolidated Statements of Operations and Comprehensive Income (Loss) for discontinued operations for the year ended December 31, 2023 and December 31, 2022 are as follows:

	For the years ended December 31,
In thousands of USD	2022	2023	2024
Revenue	18,582	14,632	—
Expenses	(43,710)	(19,549)	—
Loss before Income tax from discontinued operations	(25,128)	(4,917)	—
Loss after Income tax for the period from discontinued operations	(25,128)	(4,917)	—
The impacts in Consolidated Statements of Cash Flows from discontinued operations for the year ended December 31, 2023 and December 31, 2022 are as follows:

	For the years ended December 31,
In thousands of USD	2022	2023	2024
Net cash flows used in operating activities	(24,147)	(6,729)	—
Net cash flows (used in) / from investing activities	(227)	47	—